OPERATING LEASES (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	May 27, 2021	May 27, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jun. 15, 2021
Lease monthly rent	$ 5,955	$ 5,955
Lease expiration date	Sep. 30, 2026	Sep. 30, 2026
Operating lease right-of-use assets			$ 240,818		$ 240,818		$ 262,771
Operating lease liability			264,691		264,691		286,716
Operating lease cost			17,919	$ 3,289	35,838	$ 3,289	$ 41,811	$ (0)
Operating lease cost			$ 17,919	$ 3,289	$ 35,838	$ 3,289
ASC 842 [Member]
Operating lease right-of-use assets									$ 290,827
Operating lease liability									$ 290,827